Average Annual Total Returns - ProShares DJ Brookfield Global Infrastructure	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	Dow Jones Brookfield Global Infrastructure Composite Index OneYear		Dow Jones Brookfield Global Infrastructure Composite Index FiveYears		Dow Jones Brookfield Global Infrastructure Composite Index SinceInception
Total	(9.11%)	6.05%	3.80%	Mar. 25, 2014	(10.01%)	5.20%	2.98%	(5.12%)	4.62%	2.85%	(9.51%)	[1]	5.68%	[1]	3.45%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are net returns that reflect the reduction of withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.